Principal Associates and Joint Ventures - Summary of Principal Investments Accounted for Using the Equity Method (Detail)	12 Months Ended
Dec. 31, 2017
Infraserv GmbH and Co. Hochst KG [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Infraserv GmbH & Co. Höchst KG
Country of incorporation of joint operation	Germany
Proportion of ownership interest in joint operation	31.20%
Bristol-Myers Squibb / Sanofi Canada Partnership [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Canada Partnership
Country of incorporation of joint operation	Canada
Proportion of ownership interest in joint operation	49.90%
China Resources Sanjiu Sanofi Consumer Healthcare Ltd [member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	China Resources Sanjiu Sanofi Consumer Healthcare Ltd
Country of incorporation of joint operation	China
Proportion of ownership interest in joint operation	30.00%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Holding Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi Pharmaceuticals Partnership Puerto Rico
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi-Synthelabo Partnership [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi-Synthélabo Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Bristol-Myers Squibb / Sanofi-Synthelabo Puerto Rico Partnership [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bristol-Myers Squibb / Sanofi-Synthélabo Puerto Rico Partnership
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	49.90%
Regeneron Pharmaceuticals, Inc. [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Regeneron Pharmaceuticals, Inc.
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	22.20%
Onduo LLC [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Onduo LLC
Country of incorporation of joint operation	United States
Proportion of ownership interest in joint operation	50.00%
Maphar [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Maphar
Country of incorporation of joint operation	Morocco
Proportion of ownership interest in joint operation	48.30%
Bio Atrium AG [Member]
Disclosure of Joint Operations [Line Items]
Name of joint operation	Bio Atrium AG
Country of incorporation of joint operation	Switzerland
Proportion of ownership interest in joint operation	50.00%